Pension and Other Postretirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule Of Changes In Benefit Obligations During Period
The following table shows the changes in the benefit obligations during 2012 and 2011 for our pension and OPEB plans.

	Pension Plans		OPEB Plans
(Millions)	2012	2011	2012	2011
Benefit obligation, beginning of year	$6,130.3	$5,821.2	$312.7	$333.3
Service cost	—	—	.1	.2
Interest cost	298.4	312.3	14.4	16.6
Actuarial loss (gain)	550.2	293.6	(11.4)	(12.5)
Benefits paid	(313.1)	(296.8)	(23.4)	(24.9)
Benefit obligation, end of year	$6,665.8	$6,130.3	$292.4	$312.7

Schedule Of Fair Value Of Financial Assets For Pension And Postretirement Benefits
The following table reconciles the beginning and ending balances of the fair value of plan assets during 2012 and 2011 for the pension and OPEB plans:

	Pension Plans		OPEB Plans
(Millions)	2012	2011	2012	2011
Fair value of plan assets, beginning of year	$5,296.8	$5,243.8	$64.2	$66.6
Actual return on plan assets	736.8	265.8	2.1	1.2
Employer contributions	84.5	84.0	19.2	21.3
Benefits paid	(313.1)	(296.8)	(23.4)	(24.9)
Fair value of plan assets, end of year	$5,805.0	$5,296.8	$62.1	$64.2

Funded Status
The funded status of our pension and OPEB plans at the measurement date for 2012 and 2011 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2012	2011	2012	2011
Benefit obligation	$(6,665.8)	$(6,130.3)	$(292.4)	$(312.7)
Fair value of plan assets	5,805.0	5,296.8	62.1	64.2
Funded status	$(860.8)	$(833.5)	$(230.3)	$(248.5)

Reconciliation Of Funded Status Table
The amounts in accumulated other comprehensive loss that have not yet been recognized in net periodic benefit cost as of December 31, 2012 and 2011 were as follows:

	Pension Plans		OPEB Plans
(Millions)	2012	2011	2012	2011
Unrecognized prior service credit	$(2.0)	$(2.4)	$(33.4)	$(37.1)
Unrecognized net actuarial losses	2,865.2	2,734.8	71.4	86.7
Amount recognized in accumulated other comprehensive loss	$(2,863.2)	$(2,732.4)	$(38.0)	$(49.6)

Net Amount Of Liabilities Recognized Table
The liabilities recognized on our balance sheets at December 31, 2012 and 2011 for our pension and OPEB plans were comprised of the following:

	Pension Plans		OPEB Plans
(Millions)	2012	2011	2012	2011
Accrued benefit liabilities reflected in other current liabilities	$82.4	$82.6	$20.3	$24.0
Accrued benefit liabilities reflected in other long-term liabilities	778.4	750.9	210.0	224.5
Net amount of liabilities recognized at December 31,	$860.8	$833.5	$230.3	$248.5

Schedule of Net Benefit Costs
Components of the net periodic benefit (income) cost of our defined benefit pension plans and OPEB plans for the year ended December 31, 2012, 2011 and 2010 were as follows:

	Pension Plans			OPEB Plans
(Millions)	2012	2011	2010	2012	2011	2010
Service cost	$—	$—	$65.7	$.1	$.2	$.2
Amortization of prior service cost	(.4)	(.4)	(1.6)	(3.7)	(3.7)	(3.6)
Curtailment gain	—	—	(11.9)	—	—	—
Interest cost	298.4	312.3	299.5	14.4	16.6	17.9
Expected return on plan assets	(387.3)	(385.0)	(350.9)	(2.7)	(3.6)	(3.7)
Recognized net actuarial losses	70.2	58.3	163.3	4.5	4.9	4.6
Net periodic benefit (income) cost	$(19.1)	$(14.8)	$164.1	$12.6	$14.4	$15.4

Weighted Average Assumptions Table
The weighted average assumptions used to determine net periodic benefit (income) cost in 2012, 2011 and 2010 for the pension and OPEB plans were as follows:

	Pension Plans			OPEB Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.98%	5.50%	5.67%	4.78%	5.20%	5.64%
Expected long-term return on plan assets	7.50	7.50	8.00	4.25	5.50	5.50
Rate of increase in future compensation levels	N/A	N/A	4.51	—	—	—

Expected Benefits Payments Table
Expected benefit payments, which reflect future employee service, as appropriate, of the pension and OPEB plans to be paid for each of the next five years and in the aggregate for the next five years thereafter at December 31, 2012 were as follows:

(Millions)	Pension Plans	OPEB Plans
2013	$336.3	$20.3
2014	342.1	20.2
2015	363.8	20.1
2016	370.0	19.8
2017	374.8	19.4
2018-2022	1,933.7	89.4

Fair Value Of Plan Assets
Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2012 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						37-43%
U.S. government securities	$408.5	$145.7	$—	$554.2	9.8%
States, municipalities and political subdivisions	—	119.4	—	119.4	2.1%
U.S. corporate securities	—	998.4	.2	998.6	17.6%
Foreign securities	—	127.7	—	127.7	2.3%
Residential mortgage-backed securities	—	182.8	—	182.8	3.2%
Commercial mortgage-backed securities	—	46.2	—	46.2	.8%
Other asset-backed securities	—	11.6	1.5	13.1	.2%
Redeemable preferred securities	—	11.8	—	11.8	.2%
Total debt securities	408.5	1,643.6	1.7	2,053.8	36.2%
Equity securities and common/collective trusts:						43-53%
U.S. Domestic	1,287.8	1.0	—	1,288.8	22.7%
International	805.3	—	—	805.3	14.2%
Common/collective trusts	—	739.3	—	739.3	13.0%
Domestic real estate	24.6	—	—	24.6	.5%
Total equity securities and common/collective trusts	2,117.7	740.3	—	2,858.0	50.4%
Other investments:						10-14%
Real estate	—	—	469.0	469.0	8.3%
Other assets	—	—	289.6	289.6	5.1%
Total pension investments (1)	$2,526.2	$2,383.9	$760.3	$5,670.4	100%

(1) Excludes $134.6 million of cash and cash equivalents and other receivables.

Pension Assets with changes in fair value measured on a recurring basis, asset allocation and the target asset allocation presented as a percentage of the total plan assets at December 31, 2011 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total	Actual Allocation	Target Allocation
Debt securities:						37-43%
U.S. government securities	$103.6	$423.9	$—	$527.5	10.3%
States, municipalities and political subdivisions	—	102.4	—	102.4	2.0%
U.S. corporate securities	—	903.5	.1	903.6	17.6%
Foreign securities	—	112.0	—	112.0	2.2%
Residential mortgage-backed securities	—	171.9	—	171.9	3.3%
Commercial mortgage-backed securities	—	37.0	—	37.0	.7%
Other asset-backed securities	—	15.3	.1	15.4	.3%
Redeemable preferred securities	—	11.8	—	11.8	.2%
Total debt securities	103.6	1,777.8	.2	1,881.6	36.6%
Equity securities and common/collective trusts:						43-53%
U.S. Domestic	1,174.2	.2	—	1,174.4	22.8%
International	620.4	—	—	620.4	12.1%
Common/collective trusts	—	774.6	—	774.6	15.1%
Domestic real estate	20.3	—	—	20.3	.4%
Total equity securities and common/collective trusts	1,814.9	774.8	—	2,589.7	50.4%
Other investments:						10-14%
Real estate	—	—	433.2	433.2	8.5%
Other assets	—	—	232.2	232.2	4.5%
Total pension investments (1)	$1,918.5	$2,552.6	$665.6	$5,136.7	100.0%

(1) Excludes $160.1 million of cash and cash equivalents and other receivables.

Schedule of changes in the fair value of level three plan assets by asset category
The changes in the balances of Level 3 Pension Assets during 2012 were as follows:

	2012
	Real Estate	Other	Total
Beginning balance	$433.2	$232.4	$665.6
Actual return on plan assets	47.6	28.3	75.9
Purchases, sales and settlements	(11.8)	29.9	18.1
Transfers into Level 3	—	.7	.7
Ending balance	$469.0	$291.3	$760.3

The changes in the balances of Level 3 Pension Assets during 2011 were as follows:

	2011
	Real Estate	Other	Total
Beginning balance	$395.3	$204.3	$599.6
Actual return on plan assets	49.4	14.9	64.3
Purchases, sales and settlements	(11.5)	13.9	2.4
Transfers out of Level 3	—	(.7)	(.7)
Ending balance	$433.2	$232.4	$665.6

Asset Allocation And Target Asset Allocation Table
The actual and target asset allocation of the OPEB plans used at December 31, 2012 and 2011 presented as a percentage of total plan assets, were as follows:

		Target		Target
(Millions)	2012	Allocation	2011	Allocation
Equity securities	10%	5-15%	9%	5-15%
Debt securities	85%	80-90%	87%	80-90%
Real estate/other	5%	0-10%	4%	0-10%